SEGMENT REPORTING - Net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT REPORTING
Total net revenues	¥ 34,474,814	$ 4,723,872	¥ 24,903,166	¥ 13,292,982
Revenues from product sales
SEGMENT REPORTING
Total net revenues	26,729,500	3,662,600	18,677,390	10,223,720
Other products
SEGMENT REPORTING
Total net revenues	1,685,413	230,942	1,241,868	686,837
Others
SEGMENT REPORTING
Total net revenues	543,025	74,407	557,642	457,534
Revenues from partnership stores
SEGMENT REPORTING
Total net revenues	7,745,291	1,061,290	6,225,776	3,069,262
Reconciliation, Other revenues
SEGMENT REPORTING
Total net revenues	137,987	18,908	32,670
PRC Segment | Operating segment
SEGMENT REPORTING
Total net revenues	34,336,827	4,704,964	24,870,496	13,292,982
PRC Segment | Operating segment | Revenues from product sales
SEGMENT REPORTING
Total net revenues	26,591,586	3,643,681	18,644,720	10,223,720
PRC Segment | Operating segment | Freshly brewed drinks
SEGMENT REPORTING
Total net revenues	24,365,054	3,338,593	16,845,573	9,079,349
PRC Segment | Operating segment | Other products
SEGMENT REPORTING
Total net revenues	1,683,648	230,700	1,241,512	686,837
PRC Segment | Operating segment | Others
SEGMENT REPORTING
Total net revenues	542,884	74,388	557,635	457,534
PRC Segment | Operating segment | Revenues from partnership stores
SEGMENT REPORTING
Total net revenues	¥ 7,745,241	$ 1,061,283	¥ 6,225,776	¥ 3,069,262